Commitments and Contingencies - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Other Commitments [Line Items]
Rent expense	$ 300,000	$ 300,000	$ 400,000	$ 400,000
Intellectual Property [Member]
Other Commitments [Line Items]
Annual license and maintenance fees	25,000
Common stock, shares issued as compensation for license	710
Number of milestones achieved	5
Milestone fees	1,200,000
Maximum percentage of royalties on sales	5.00%
Royalty Agreements [Member]
Other Commitments [Line Items]
Milestone fees	$ 500,000
Maximum percentage of royalties on sales	1.00%
Number of provisional patents	3
Royalty period	10 years